INCOME TAXES - Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current deferred tax assets
Short-term deferred revenue	$ 167	1,036	311
Less: valuation allowances
Current deferred tax assets	167	1,036	311
Non-current deferred tax assets
Net operating loss carry forwards	1,743	10,859	9,413
Less: valuation allowances	(1,743)	(10,859)	(9,413)
Non-current deferred tax assets
Non-current deferred tax liabilities
Accelerated depreciation of property and equipment			(51)
Non-current deferred tax liabilities			51